STOCK-BASED COMPENSATION - Additional Information (Details) - $ / shares			1 Months Ended			12 Months Ended
	Jun. 14, 2024	Jun. 23, 2023	Mar. 31, 2024	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
STOCK-BASED COMPENSATION
Options granted (in shares)						1,617,000	440,250
Contingent non-statutory stock option awards
STOCK-BASED COMPENSATION
Options granted (in shares)			200,000	2,776,000	609,000
Weighted-average exercise price				$ 2.65	$ 1.68
Minimum | Contingent non-statutory stock option awards
STOCK-BASED COMPENSATION
Weighted-average exercise price			$ 3.35
Maximum | Contingent non-statutory stock option awards
STOCK-BASED COMPENSATION
Weighted-average exercise price			$ 3.63
2021 Stock Incentive Plan
STOCK-BASED COMPENSATION
Increase in common stock available for issuance	7,000,000	1,100,000
Shares issued	9,368,900	2,368,000